Reverse Capitalization	12 Months Ended
Dec. 31, 2024
Reverse Capitalization
Reverse Capitalization

Note 3 — Reverse Capitalization

On March 22, 2024, the Company’s share consolidation plan became effective. Pursuant to the plan, every ten (10) shares of the Company’s ordinary share issued, par value of US$0.001, was consolidated into one (1) share of ordinary share, par value $0.01. On December 13, 2024, the Company’s share consolidation plan became effective. Pursuant to the plan, every twenty (20) shares of the Company’s ordinary share issued, par value of US$0.01, was consolidated into one (1) share of ordinary share, par value $0.2. The following information in this note was adjusted for the reverse stock split as required by ASC 260.

On December 9, 2022, in accordance with the Merger Agreement, the Closing occurred, pursuant to which Venus issued 198,019 Class A Ordinary shares to VIYI shareholders.

Immediately after giving effect to the Business Combination, MicroAlgo has 219,283 Class A Ordinary shares issued and outstanding consisting of (i) the 19,819 Class A Ordinary shares held by previous Venus public shareholders and its Sponsor; (ii) the 198,019 newly issued Venus Class A Ordinary shares to the VIYI shareholders pursuant to the Merger Agreement, of which 3,961 Class A Ordinary shares issued to the Majority Shareholder will be held in escrow to satisfy any potential indemnification claims(s) which may be made by Venus under the Merger Agreement; (iii) the 1070 newly issued Venus Class A Ordinary shares to the Joyous JD Limited as part of the backstop investment; and (iv) the 375 Class A Ordinary shares held by Venus’ underwriter.

Venus rights held by its Sponsor and previous public investors were automatically converted to 2,413 Class A Ordinary shares upon the consummation of the Business Combination.

Immediately after the closing of the Business Combination, MicroAlgo has 4,825,000 warrants issued and outstanding, consisting of (i) 4,600,000 warrants held by previous public investors of Venus; and (ii) 225,000 warrants held by the Sponsor of Venus.

Class A Ordinary shares issued and outstanding following the Closing are as follows:

	Ordinary shares	Adjusted for the reverse stock split
Venus public shares after redemption	2,106,245	10,531
Venus shares converted from rights	482,500	2,413
Venus Sponsor shares	1,375,000	6,875
Venus shares issued to underwriter	75,000	375
Venus shares issued in the Business Combination	39,603,961	198,019
Venus shares issued to Joyous JD Limited	214,000	1,070
Weighted average shares outstanding	43,856,706	219,283
Percent of shares owned by VIYI shareholders	90.3%	90.3%
Percent of shares owned by underwriter	0.17%	0.17%
Percent of shares owned by Venus	9.04%	9.04%
Percent of shares owned by Joyous JD limited	0.49%	0.49%